Subsidiaries with material non-controlling interest - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	$ 900,450	$ 676,542	$ 867,888
Net loss	(262,804)	(150,339)	(28,459)
Attributable to non-controlling interests	1,271	(14,621)	(16,251)
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	410,390	255,275	299,252
Net loss	10,562	(31,541)	(32,855)
Attributable to non-controlling interests	4,322	(12,895)	(13,432)
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	39,380	33,033	43,520
Net loss	(10,218)	(14,712)	(19,364)
Attributable to non-controlling interests	(7,385)	(6,905)	(9,090)
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	15,928	18,638	22,297
Net loss	10,989	13,004	15,715
Attributable to non-controlling interests	4,396	5,201	6,286
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	0	0	0
Net loss	(206)	(44)	(48)
Attributable to non-controlling interests	(62)	(22)	(14)
Other minor subsidiaries [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Sales of goods	0	0	0
Net loss	0	0	(17)
Attributable to non-controlling interests	$ 0	$ 0	$ (1)